Basis of preparation	3 Months Ended
Mar. 31, 2018
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
These unaudited condensed consolidated interim financial statements for the three months ended March 31, 2018 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the IASB and as adopted by the European Union. They do not include all the information required for a complete set of IFRS financial statements. The financial information consolidates the Company and the subsidiaries it controls and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Nomad’s financial position and performance since the last annual consolidated financial statements. Therefore the unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2017, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB and as adopted by the European Union (“IFRS”).
These unaudited condensed consolidated interim financial statements were authorized for issue by the Company’s Board of Directors on May 8, 2018.
There are no new accounting standards which have a material impact on this financial information, except for disclosure requirements upon the adoption of IFRS 9, Financial Instruments & IFRS 15, Revenue from Contracts with Customers. The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2017, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.